Accrued Payroll and Related Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued Payroll and Related Expenses Disclosure [Abstract]
ACCRUED PAYROLL AND RELATED EXPENSES

NOTE 8 – ACCRUED PAYROLL AND RELATED EXPENSES

The Company is delinquent in filing its payroll taxes, primarily related to stock compensation awards in 2016 and 2017, but also including payroll for 2018 through 2021. As of September 30, 2021 and December 31, 2020, the Company owed payroll tax liabilities, including penalties, of $4,037,298 and $3,864,055, respectively, to federal and state taxing authorities. The actual liability may be higher or lower due to interest or penalties assessed by federal and state taxing authorities. The Company expects to settle these liabilities during 2022.

NOTE 10 – ACCRUED PAYROLL AND RELATED EXPENSES

The Company is delinquent in filing its payroll taxes, primarily related to stock compensation awards in 2016 and 2017, but also including payroll for 2018, 2019, and 2020. As of December 31, 2020 and 2019, the Company owed payroll tax liabilities, including penalties, of $3,864,055 and $3,724,050, respectively, to federal and state taxing authorities. The actual liability may be higher or lower due to interest or penalties assessed by federal and state taxing authorities. The Company expects to settle these liabilities by June 30, 2021.